Share-Based Compensation - Additional Information (Detail)	0 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended						82 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended
	Apr. 22, 2013 USD ($)	Sep. 30, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jul. 31, 2013 Ordinary shares granted to each Four non-executive directors	Jul. 31, 2012 Ordinary shares granted to each Four non-executive directors	Jul. 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	May 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2014 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2014 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2013 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2012 Ordinary shares granted to each Four non-executive directors CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2014 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2014 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2013 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2012 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when Group achieves breakeven	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even	Dec. 31, 2014 Maximum	Dec. 31, 2013 Maximum USD ($)	Apr. 22, 2013 Maximum USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2013 Minimum USD ($)	Apr. 22, 2013 Minimum USD ($)	Dec. 31, 2014 2004 Option Plan USD ($)	Dec. 31, 2014 2004 Option Plan CNY	Dec. 31, 2013 2004 Option Plan USD ($)	Dec. 31, 2013 2004 Option Plan CNY	Dec. 31, 2012 2004 Option Plan USD ($)	Dec. 31, 2012 2004 Option Plan CNY	Dec. 31, 2011 2004 Option Plan USD ($)	Dec. 31, 2014 2004 Option Plan Maximum	Oct. 01, 2008 Stock options granted by TDC	Sep. 30, 2008 Stock options granted by TDC	Dec. 31, 2014 Stock options granted by TDC CNY	Dec. 31, 2013 Stock options granted by TDC CNY	Dec. 31, 2012 Stock options granted by TDC CNY	Oct. 01, 2008 Stock options granted by TDC HKD	Dec. 31, 2014 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2014 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2013 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2013 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2013 Stock options and ordinary shares granted by Red 5	Sep. 30, 2011 Stock options and ordinary shares granted by Red 5	Dec. 31, 2010 Stock options and ordinary shares granted by Red 5	Dec. 31, 2014 Stock options and ordinary shares granted by Red 5 Maximum USD ($)	Dec. 31, 2014 Stock options and ordinary shares granted by Red 5 Minimum USD ($)	Jul. 31, 2011 Nonvested equity interest of Jiushi granted to employees	Dec. 31, 2014 Nonvested equity interest of Jiushi granted to employees USD ($)	Dec. 31, 2014 Nonvested equity interest of Jiushi granted to employees CNY	Dec. 31, 2013 Nonvested equity interest of Jiushi granted to employees CNY	Dec. 31, 2012 Nonvested equity interest of Jiushi granted to employees CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options originally approved for issuance																														6,449,614	6,449,614								30,000												22,855,591	13,626,955
Stock options contractual term																																					5 years
Stock options vesting percentage on each anniversary after grant date																														33.00%	33.00%
Exercise price of outstanding options granted	$ 2.41				$ 0.99					$ 6.03	$ 6.03				6.03																	$ 0.99				$ 1.92																	$ 0.149	$ 0.012
Stock options, exercise price																										$ 7.36			$ 4.78														0.1										$ 0.2450	$ 0.0001
Incremental compensation cost			$ 600,000	3,800,000																					$ 0.43			$ 0.16
Incremental compensation cost amortized			200,000	900,000
Options to purchase ordinary share, outstanding shares																														3,070,491	3,070,491	3,297,391	3,297,391							15,000,000	15,000,000			5,550,357	5,550,357	21,168,682	21,168,682			21,168,682
Options to purchase ordinary shares, available for future grants																														1,928,152	1,928,152													15,400,980	15,400,980
Total intrinsic value of options exercised																														21,701		119,624		31,563										162,279		14,762
Options granted																														0	0			0	0
Share-based compensation			591,867	3,672,300		29,237,416	37,378,374					0	0	400,000	1,900,000		400,000	2,200,000	7,600,000	14,500,000										10,000	100,000		16,700,000		16,300,000									200,000	1,000,000		3,800,000		4,000,000							60,000	400,000	700,000	700,000
Unrecognized compensation cost																														200,000	1,000,000													100,000	800,000
Unrecognized compensation cost related to non-vested options, recognition period																														1 year 3 months 22 days	1 year 3 months 22 days													1 year 3 months 18 days	1 year 3 months 18 days
Equity granted											30,000					1,500,000						500,000	1,000,000
Stock award term																5 years																							8 years					10 years	10 years
Fair value of equity granted																					$ 6.48																																				2,200,000
Cumulative profit																$ 5,000,000
Equity expected to vest each year from 2011 to 2013 so long as such directors continue their services during period											10,000
Equity vested								40,000	40,000	40,000
Option granted																																						18,961,000												28,963,258
Number of ordinary shares authorized to be purchased																																											18,961
Stock options, vesting period																								4 years			1 year											4 years						4 years	4 years
Options, expiration date																																								Dec. 31, 2015
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant																																												5 years	5 years
Restricted common stock granted		6,122,435
Percentage of restricted common stock vested		60.00%
Shares vested period			36 months	36 months
Equity interest granted																																																							20.00%